Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents (note 8)	$ 454,933	$ 445,452
Restricted cash - current	55,466	38,179
Accounts receivable, including non-trade of $15,856 (2017 – $15,273) and related party balance of $25,227 (2017 – $16,068) (note 2)	171,196	159,859
Assets held for sale (note 7)	29,911	33,671
Net investment in direct financing leases (note 3)	10,453	9,884
Prepaid Expenses and Other	47,336	38,180
Current portion of loans to equity-accounted investees (note 4)	66,161	107,486
Total current assets	835,456	832,711
Restricted cash - non-current	34,627	68,543
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $1,352,513 (2017 – $1,293,447)	3,365,283	3,491,491
Vessels related to capital leases, at cost, less accumulated amortization of $75,059 (2017 – $51,290) (note 6)	1,628,286	1,272,560
Advances on newbuilding contracts (note 10a)	349,169	444,493
Total vessels and equipment	5,342,738	5,208,544
Net investment in direct financing leases - non-current (note 3)	480,294	486,106
Investment in and advances to equity-accounted investments (notes 4 and 10b)	1,299,551	1,276,618
Other non-current assets (note 14)	95,158	83,211
Intangible assets – net	85,394	93,014
Goodwill	43,690	43,690
Total assets	8,216,908	8,092,437
Current
Accounts payable	17,881	24,107
Accrued liabilities and other (notes 10d, 12 and 14)	263,791	296,232
Advances from affiliates (note 4)	64,100	49,100
Current portion of derivative liabilities (note 14)	65,112	80,423
Current portion of long-term debt (note 8)	527,467	800,897
Current obligations related to capital leases	90,828	114,173
Total current liabilities	1,029,179	1,364,932
Long-term debt (note 8)	2,821,866	2,616,808
Long-term obligations related to capital leases	1,261,370	1,046,284
Derivative liabilities (note 14)	38,373	48,388
Other long-term liabilities (note 15)	132,507	136,369
Total liabilities	5,283,295	5,212,781
Commitments and contingencies (notes 6, 8, 10, and 14)
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,434,994 shares outstanding and issued (2017 – 89,127,041)) (note 9)	1,044,752	919,078
Accumulated deficit	(193,751)	(135,892)
Non-controlling interest	2,077,449	2,102,465
Accumulated other comprehensive income (loss)	5,163	(5,995)
Total equity	2,933,613	2,879,656
Total liabilities and equity	$ 8,216,908	$ 8,092,437